Consolidated Statements Of Cash Flows (Schedule Of Interest And Income Taxes Paid And Interest Received) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Statement of cash flows [abstract]
Interest paid	$ 230	$ 239
Income taxes paid (net of refunds)	166	155
Interest received	$ 29	$ 4